091-09217-fn

For Internal Use Only
Sec File No. 9-

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and 4 copies

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10047850

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I	**Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Vanguard Group Inc

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

VEA: MSCI EAFE Index; VEU: FTSE All-World ex-US Index; VGK: MSCI International Europe Index; VPL: MSCI Pacific Index; VSS: FTSE Global Small Cap ex US Index; VT: FTSE All-World Index; VWO: MSCI Emerging Markets Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 7 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
VEA, VEU, VGK, VPL, VSS, VT, VWO

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

VEA: Japan, UK, France, Switzerland, Australia; VEU: UK, Japan, France, Australia, Canada; VGK: UK, France, Germany, Switzerland, Netherlands; VPL: Japan, Australia, Hong Kong, Singapore, New Zealand; VSS: Canada, UK, Japan, Taiwan, Australia; VT: US, UK, Japan, France, Switzerland; VWO: Korea, China, Brazil, Taiwan, Russia

(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II	**Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EH
Date:	**21-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010